Earnings per Common Share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings per Common Share
Schedule of earnings per common share

($ millions)	2023	2022
Net earnings	8 295	9 077

(millions of common shares)
Weighted average number of common shares	1 308	1 387
Dilutive securities:
Effect of share options	2	3
Weighted average number of diluted common shares	1 310	1 390

(dollars per common share)
Basic earnings per share	6.34	6.54
Diluted earnings per share	6.33	6.53